Schedule of Investments (unaudited)	iShares® iBonds® Dec 2028 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Municipal Debt Obligations

Alabama — 1.5%
Alabama Federal Aid Highway Finance Authority RB, Series A, 5.00%, 09/01/28 (Call 09/01/27)	$90	$113,340
Alabama Public School and College Authority RB, Series A, 5.00%, 11/01/28	250	325,986
City of Huntsville AL GOL, Series B, 5.00%, 05/01/28
(Call 11/01/27)	75	95,175
State of Alabama GO
Series A, 4.00%, 11/01/28 (Call 02/01/26)	20	23,000
Series A, 5.00%, 11/01/29 (Call 11/01/28)	55	71,443
Series A, 5.00%, 11/01/32 (Call 11/01/28)	70	90,239
University of Alabama (The) RB, Series C, 5.00%, 07/01/28	225	290,630
		1,009,813
Arizona — 1.5%
City of Mesa AZ Utility System Revenue RB, 5.00%, 07/01/29 (Call 07/01/28)	50	64,145
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/28 (Call 07/01/26)	100	121,815
Series A, 5.00%, 07/01/29 (Call 07/01/28)	110	141,546
Series D, 5.00%, 07/01/28 (Call 07/01/27)	15	18,725
Maricopa County Union High School District No. 210-Phoenix GO, 5.00%, 07/01/28 (Call 07/01/27)	25	31,440
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/29 (Call 01/01/28)	100	127,416
5.00%, 01/01/31 (Call 01/01/28)	55	69,502
Series A, 5.00%, 01/01/28 (Call 01/01/27)	200	247,807
State of Arizona Lottery Revenue RB, 5.00%, 07/01/28	150	193,753
		1,016,149
California — 13.8%
Beverly Hills Unified School District CA GO, 0.00%, 08/01/28(a)	35	32,954
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/28 (Call 04/01/26)	75	90,835
5.00%, 10/01/28 (Call 04/01/27)	85	106,152
5.00%, 10/01/28 (Call 04/01/28)	55	70,854
5.00%, 10/01/32 (Call 04/01/28)	150	191,133
California State Public Works Board RB
4.00%, 10/01/28 (Call 10/01/26)	50	58,872
5.00%, 09/01/28 (Call 09/01/27)	25	31,500
Series B, 5.00%, 05/01/28	100	128,781
Series C, 5.00%, 11/01/28	90	117,355
Series C, 5.00%, 11/01/28 (Call 11/01/26)	25	30,839
Series C, 5.00%, 11/01/31 (Call 11/01/28)	75	97,303
Series G, 5.00%, 10/01/28 (Call 10/01/27)	50	63,143
California State University RB
Series A, 5.00%, 11/01/28 (Call 05/01/26)	185	224,954
Series A, 5.00%, 11/01/30 (Call 11/01/28)	35	45,624
City of Los Angeles CA GO, Series B, 5.00%, 09/01/28	50	65,415
City of Los Angeles CA Wastewater System Revenue RB
Series A, 5.00%, 06/01/31 (Call 06/01/28)	150	192,683
Series A, 5.00%, 06/01/32 (Call 06/01/28)	100	128,121
City of Los Angeles Department of Airports RB, Series E, 5.00%, 05/15/28	25	32,246
City of Riverside CA Sewer Revenue RB, Series A, 5.00%, 08/01/29 (Call 08/01/28)	75	96,471
City of Riverside CA Water Revenue RB, Series A, 5.00%, 10/01/28	50	65,677
City of San Francisco CA Public Utilities Commission Water
Revenue RB, 5.00%, 11/01/28 (Call 11/01/26)	125	154,341
	Par
Security	(000)	Value

California (continued)
Coast Community College District GO
Series B, 0.00%, 08/01/28(a)	$330	$307,911
Series D, 5.00%, 08/01/28 (Call 08/01/27)	75	94,993
Fairfield-Suisun Unified School District GO, 4.00%, 08/01/31 (Call 08/01/28)	100	122,172
Long Beach Unified School District GO, 5.00%, 08/01/28 (Call 08/01/26)	175	214,992
Los Angeles Community College District/CA GO, Series J, 5.00%, 08/01/28 (Call 08/01/27)	40	50,609
Los Angeles County Metropolitan Transportation Authority RB Series A, 5.00%, 06/01/28 (Call 06/01/26)	40	48,877
Series A, 5.00%, 07/01/28 (Call 07/01/27)	100	126,489
Series B, 5.00%, 07/01/32 (Call 07/01/28)	200	258,260
Los Angeles Department of Water & Power System Revenue RB
Series A, 5.00%, 07/01/32 (Call 01/01/28)	35	44,223
Series D, 5.00%, 07/01/30 (Call 07/01/28)	100	129,176
Los Angeles Department of Water RB
Series A, 5.00%, 07/01/28 (Call 01/01/26)	35	42,077
Series A, 5.00%, 07/01/31 (Call 01/01/28)	60	76,163
Series B, 5.00%, 07/01/31 (Call 07/01/28)	80	103,192
Series B, 5.00%, 07/01/32 (Call 07/01/28)	175	225,160
Los Angeles Unified School District/CA GO
Series B1, 5.00%, 07/01/28 (Call 01/01/28)	165	210,673
Series B-1, 5.00%, 07/01/30 (Call 01/01/28)	45	57,038
Series B-1, 5.00%, 07/01/32 (Call 01/01/28)	100	125,995
Series M1, 5.00%, 07/01/28 (Call 01/01/28)	100	127,681
Series M-1, 5.00%, 07/01/31 (Call 01/01/28)	150	189,441
Metropolitan Water District of Southern California RB
5.00%, 01/01/31 (Call 07/01/28)	95	123,061
Series B, 5.00%, 09/01/28	30	39,176
Napa Valley Community College District GO, Series B, 0.00%, 08/01/28 (NPFGC)(a)	100	92,145
Newport Mesa Unified School District GO, 0.00%, 08/01/28(a)	300	281,678
North Orange County Community College District/CA GO, Series B, 0.00%, 08/01/28 (NPFGC)(a)	315	291,268
Poway Unified School District GO, Series A, 0.00%, 08/01/28(a)	120	111,424
San Diego Community College District GO, 4.00%, 08/01/28 (Call 08/01/26)	70	82,096
San Francisco Bay Area Rapid Transit District GO, Series A, 5.00%, 08/01/28 (Call 08/01/27)	50	63,362
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB, 4.00%, 07/01/28 (Call 07/01/26)	50	58,285
San Jose Evergreen Community College District GO, Series B, 0.00%, 09/01/28 (AGM)(a)	50	46,322
San Jose Unified School District GO, Series C, 0.00%, 08/01/28 (NPFGC)(a)	110	102,852
San Marcos Unified School District GO, 0.00%, 08/01/28(a)	80	73,870
San Mateo County Community College District GO, Series B, 5.00%, 09/01/28	70	91,751
Santa Clara Valley Transportation Authority RB, Series B, 5.00%, 06/01/28	125	162,481
State of California Department of Water Resources RB
5.00%, 12/01/28	150	197,868
5.00%, 12/01/29 (Call 12/01/28)	125	163,945
5.00%, 12/01/31 (Call 12/01/28)	70	91,378
State of California GO
4.00%, 09/01/28 (Call 09/01/26)	150	176,600
5.00%, 04/01/28	125	161,010
5.00%, 08/01/28	100	129,912
5.00%, 08/01/28 (Call 08/01/27)	135	170,077

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

California (continued)
5.00%, 09/01/28 (Call 09/01/26)	$385	$473,365
5.00%, 10/01/28	250	326,137
5.00%, 11/01/28	125	163,405
5.00%, 08/01/29 (Call 08/01/28)	230	298,021
5.00%, 10/01/30 (Call 10/01/28)	80	103,978
5.00%, 11/01/32 (Call 11/01/28)	125	162,261
Series C, 5.00%, 08/01/28 (Call 08/01/26)	250	306,576
University of California RB
Series AZ, 5.00%, 05/15/31 (Call 05/15/28)	70	89,699
Series O, 5.00%, 05/15/30 (Call 05/15/28)	100	128,139
William S Hart Union High School District GO, Series B, 0.00%, 09/01/28(a)	210	194,280
		9,536,797
Colorado — 1.1%
Board of Governors of Colorado State University System RB
Series C, 5.00%, 03/01/28	110	140,808
Series C, 5.00%, 03/01/29 (Call 03/01/28)	50	63,618
City & County of Denver Co. Airport System Revenue RB,
Series B, 5.00%, 12/01/32 (Call 12/01/28)	160	204,250
Denver City & County School District No. 1 GO, 5.00%, 12/01/28 (Call 12/01/26) (SAW)	90	111,141
University of Colorado RB
Series A-2, 5.00%, 06/01/30 (Call 06/01/28)	100	127,978
Series A-2, 5.00%, 06/01/31 (Call 06/01/28)	80	101,969
		749,764
Connecticut — 2.1%
State of Connecticut Clean Water Fund - State Revolving Fund RB, Series A, 5.00%, 05/01/28 (Call 05/01/27)	100	125,232
State of Connecticut GO
5.00%, 04/15/28	105	135,144
Series 2021 A, 4.00%, 01/15/28	100	121,553
Series C, 5.00%, 06/15/28	40	51,702
Series E, 5.00%, 09/15/28	75	97,549
Series E, 5.00%, 09/15/30 (Call 09/15/28)	115	147,627
Series E, 5.00%, 09/15/31 (Call 09/15/28)	195	249,431
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 01/01/28	125	159,676
Series A, 5.00%, 09/01/28 (Call 09/01/26)	125	152,144
Series A, 5.00%, 01/01/29 (Call 01/01/28)	90	114,351
Series B, 5.00%, 09/01/28 (Call 09/01/26)	50	60,858
		1,415,267
Delaware — 0.4%
State of Delaware GO
Series A, 2.13%, 03/01/28 (Call 03/01/26)	15	15,972
Series A, 5.00%, 01/01/29 (Call 01/01/28)	125	159,541
Series A, 5.00%, 02/01/32 (Call 02/01/28)	100	126,157
		301,670
District of Columbia — 1.9%
District of Columbia GO
Series A, 5.00%, 06/01/28	50	64,527
Series A, 5.00%, 10/15/28	65	84,664
Series D, 5.00%, 06/01/28 (Call 12/01/26)	85	105,270
Series D, 5.00%, 06/01/28 (Call 06/01/27)	110	138,082
District of Columbia RB
5.00%, 12/01/28	150	194,991
Series C, 5.00%, 10/01/28	260	338,337
District of Columbia Water & Sewer Authority RB
Series B, 5.00%, 10/01/28	140	182,979
Series B, 5.00%, 10/01/28 (Call 04/01/27)	25	31,158
	Par
Security	(000)	Value

District of Columbia (continued)
Series B, 5.00%, 10/01/30 (Call 04/01/28)	$50	$63,815
Series B, 5.00%, 10/01/32 (Call 04/01/28)	60	76,319
		1,280,142
Florida — 4.5%
County of Miami-Dade FL Aviation Revenue RB, 5.00%, 10/01/28 (Call 10/01/26)	60	73,049
County of Miami-Dade FL GO, Series D, 5.00%, 07/01/28 (Call 07/01/26)	100	121,652
County of Miami-Dade FL Water & Sewer System Revenue RB 5.00%, 10/01/30 (Call 10/01/28)	95	122,783
Series B, 5.00%, 10/01/28 (Call 10/01/27)	150	189,532
Florida Department of Environmental Protection RB, Series A, 5.00%, 07/01/28	195	250,967
Florida Department of Management Services COP, Series A, 5.00%, 11/01/28	100	129,984
Hillsborough County School Board COP, Series A, 5.00%, 07/01/28 (Call 07/01/26)	250	303,048
Orange County School Board COP, Series C, 5.00%, 08/01/28	100	128,648
Palm Beach County School District COP, Series B, 5.00%, 08/01/28	195	251,170
School District of Broward County/FL GO, 5.00%, 07/01/30 (Call 07/01/28)	60	77,178
State of Florida Department of Transportation RB
5.00%, 07/01/31 (Call 07/01/28)	100	128,057
5.00%, 07/01/32 (Call 07/01/28)	190	242,694
State of Florida Department of Transportation Turnpike System
Revenue RB, Series A, 5.00%, 07/01/28	75	96,935
State of Florida GO
Series A, 4.00%, 07/01/32 (Call 07/01/28)	350	425,202
Series B, 5.00%, 06/01/28 (Call 06/01/27)	125	157,977
Series C, 5.00%, 06/01/30 (Call 06/01/28)	210	271,014
State of Florida Lottery Revenue RB, Series A, 5.00%, 07/01/28	95	123,306
		3,093,196
Georgia — 1.6%
City of Atlanta GA Water & Wastewater Revenue RB
Series A, 5.00%, 11/01/28 (Call 11/01/27)	60	75,899
Series C, 5.00%, 11/01/28 (Call 11/01/27)	100	126,498
Forsyth County School District GO, 5.00%, 02/01/30
(Call 02/01/28)	250	317,257
State of Georgia GO
Series A, 5.00%, 07/01/31 (Call 07/01/28)	205	263,471
Series E, 5.00%, 12/01/28 (Call 12/01/26)	260	322,974
		1,106,099
Hawaii — 1.8%
City & County Honolulu HI Wastewater System Revenue RB,
Series A, 4.00%, 07/01/28	100	122,427
City & County of Honolulu HI GO
Series A, 5.00%, 09/01/28	45	58,330
Series A, 5.00%, 09/01/30 (Call 09/01/28)	140	179,760
Series C, 4.00%, 08/01/28	250	306,352
Series D, 5.00%, 09/01/28 (Call 09/01/27)	30	37,678
County of Maui HI GO, 5.00%, 09/01/28	35	45,340
State of Hawaii GO
Series FT, 5.00%, 01/01/29 (Call 01/01/28)	155	197,495
Series FT, 5.00%, 01/01/31 (Call 01/01/28)	30	37,803
Series FT, 5.00%, 01/01/32 (Call 01/01/28)	230	288,974
		1,274,159

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Illinois — 2.5%
Chicago O’Hare International Airport RB, Series C, 5.00%, 01/01/28 (Call 01/01/26)	$75	$89,290
Chicago Transit Authority Capital Grant Receipts Revenue RB, 5.00%, 06/01/28	30	38,325
Illinois Finance Authority RB
5.00%, 01/01/28	100	127,020
5.00%, 07/01/28 (Call 01/01/26)	25	30,140
5.00%, 12/01/28	75	97,806
Metropolitan Water Reclamation District of Greater Chicago GO,
Series A, 5.00%, 12/01/28 (Call 12/01/26)	150	186,038
State of Illinois GO
5.00%, 02/01/28 (Call 02/01/27)	100	121,484
5.00%, 10/01/28	155	196,444
Series A, 5.00%, 03/01/28	75	93,874
Series A, 5.00%, 05/01/29 (Call 05/01/28)	310	386,164
Series A, 5.00%, 10/01/30 (Call 10/01/28)	125	157,002
Series D, 5.00%, 11/01/28 (Call 11/01/27)	150	185,555
		1,709,142
Indiana — 0.9%
City of Indianapolis Department of Public Utilities Water System Revenue RB, Series A, 5.00%, 10/01/28	30	38,723
Indiana Finance Authority RB
Series C, 5.00%, 02/01/28	80	102,478
Series C, 5.00%, 06/01/28 (Call 12/01/26)	100	123,786
Series R, 5.00%, 02/01/28	125	160,122
Indianapolis Local Public Improvement Bond Bank RB, Series E, 5.00%, 01/01/28 (PR 01/01/26)	175	210,503
		635,612
Iowa — 0.3%
Iowa Finance Authority RB, Series A, 5.00%, 08/01/31 (Call 08/01/28)	120	155,150
State of Iowa RB, Series A, 5.00%, 06/01/28 (Call 06/01/26)	30	36,442
		191,592
Kansas — 0.4%
Sedgwick County Unified School District No. 266 Maize GO, Series A, 4.00%, 09/01/28 (Call 09/01/27)	50	60,156
State of Kansas Department of Transportation RB, Series A,
5.00%, 09/01/28 (Call 09/01/27)	145	183,394
		243,550
Louisiana — 1.1%
State of Louisiana GO
Series B, 5.00%, 08/01/28 (Call 08/01/26)	110	134,186
Series B, 5.00%, 10/01/28 (Call 10/01/27)	150	189,843
State of Louisiana RB, Series A, 5.00%, 09/01/29 (Call 09/01/28)	310	401,781
		725,810
Maine — 0.6%
Maine Municipal Bond Bank RB
Series A, 5.00%, 09/01/28 (Call 09/01/26)	80	97,551
Series A, 5.00%, 11/01/28	35	45,724
Series C, 5.00%, 11/01/28 (Call 11/01/27)	75	95,136
State of Maine GO
Series B, 5.00%, 06/01/28	120	154,958
Series D, 5.00%, 06/01/28	40	51,653
		445,022
Maryland — 4.9%
City of Baltimore MD GO, Series A, 5.00%, 10/15/28	30	39,051
	Par
Security	(000)	Value

Maryland (continued)
County of Anne Arundel MD GOL
5.00%, 10/01/28	$150	$195,805
5.00%, 10/01/28 (Call 10/01/27)	140	177,769
County of Howard MD GO
Series A, 5.00%, 08/15/28	220	286,435
Series D, 5.00%, 02/15/28	75	96,391
County of Montgomery MD GO
Series A, 5.00%, 11/01/28	265	346,855
Series A, 5.00%, 11/01/29 (Call 11/01/28)	130	169,184
County of Prince George’s MD GOL
Series A, 4.00%, 07/15/32 (Call 07/15/28)	200	242,882
Series A, 5.00%, 07/15/31 (Call 07/15/28)	150	192,639
Series B, 5.00%, 09/15/28	100	130,470
State of Maryland Department of Transportation RB
4.00%, 05/01/30 (Call 05/01/28)	45	54,191
5.00%, 09/01/28 (Call 09/01/27)	110	138,826
5.00%, 10/01/28 (Call 10/01/26)	190	232,402
State of Maryland GO
First Series, 5.00%, 03/15/28	100	128,882
Second Series, 5.00%, 08/01/29 (Call 08/01/28)	185	239,419
Second Series, 5.00%, 08/01/30 (Call 08/01/28)	65	83,682
Series A, 5.00%, 03/15/29 (Call 03/15/28)	125	160,222
Series A, 5.00%, 03/15/30 (Call 03/15/28)	125	159,402
Washington Suburban Sanitary Commission RB
5.00%, 06/01/28 (GTD)	125	161,898
5.00%, 06/01/30 (Call 06/01/28)	125	160,452
		3,396,857
Massachusetts — 2.5%
Commonwealth of Massachusetts GOL
Series B, 5.00%, 07/01/28	195	252,642
Series B, 5.00%, 01/01/30 (Call 01/01/28)	265	337,469
Series B, 5.25%, 08/01/28	100	131,540
Series C, 5.00%, 05/01/28	100	129,010
Massachusetts Bay Transportation Authority RB, Series A, 5.25%, 07/01/28	250	327,530
Massachusetts Department of Transportation RB, Series A, 0.00%, 01/01/28 (NPFGC)(a)	50	46,590

Massachusetts Health & Educational Facilities Authority RB, Series M, 5.25%, 07/01/28	100	131,170
Massachusetts Water Resources Authority RB
Series B, 5.00%, 08/01/28 (Call 08/01/26)	100	122,153
Series B, 5.25%, 08/01/28 (AGM)	60	79,020
University of Massachusetts Building Authority RB, Series 2019-1,
5.00%, 05/01/28	150	192,943
		1,750,067
Michigan — 1.1%
Great Lakes Water Authority Water Supply System Revenue RB, Series C, 5.00%, 07/01/28 (Call 07/01/26)	35	42,731
Michigan Finance Authority RB
5.00%, 10/01/28	45	58,668
5.00%, 10/01/30 (Call 10/01/28)	50	65,190
Series B, 5.00%, 10/01/28 (Call 10/01/26)	115	142,160
Michigan State Building Authority RB, Series I, 5.00%, 04/15/28	250	321,581
Michigan State University RB, Series B, 5.00%, 02/15/28	85	108,678
		739,008
Minnesota — 1.4%
Metropolitan Council GO, Series C, 4.00%, 03/01/28
(Call 03/01/27)	25	29,740

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Minnesota (continued)
Minneapolis-St Paul Metropolitan Airports Commission RB, Series A, 5.00%, 01/01/28 (Call 01/01/27)	$80	$98,306
Minnesota Public Facilities Authority RB, Series A, 5.00%, 03/01/28 (Call 03/01/26)	100	120,835
State of Minnesota GO
Series A, 5.00%, 10/01/28 (Call 10/01/27)	100	126,839
Series A, 5.00%, 08/01/29 (Call 08/01/28)	190	246,191
Series A, 5.00%, 08/01/32 (Call 08/01/28)	200	258,105
Series B, 5.00%, 10/01/28 (Call 10/01/27)	90	114,155
		994,171
Mississippi — 0.3%
State of Mississippi GO, Series A, 5.00%, 10/01/28
(Call 10/01/27)	185	234,139

Missouri — 0.6%
City of Kansas City MO Sanitary Sewer System Revenue RB, Series A, 5.00%, 01/01/29 (Call 01/01/28)	105	133,409
Missouri State Board of Public Buildings RB, Series B, 4.00%, 10/01/28	205	252,462
		385,871
Nebraska — 0.6%
Omaha Public Power District RB, Series A, 5.00%, 02/01/28
(Call 02/01/26)	125	150,002
University of Nebraska Facilities Corp. RB
5.00%, 07/15/28	55	71,197
5.00%, 07/15/30 (Call 07/15/28)	135	172,453
		393,652
Nevada — 2.3%
Clark County School District GOL, Series C, 5.00%, 06/15/28 (Call 12/15/27)	145	183,567
County of Clark NV GOL
5.00%, 12/01/30 (Call 12/01/28)	150	193,256
5.00%, 12/01/31 (Call 12/01/28)	165	212,129
County of Clark NV RB, Series B, 5.00%, 07/01/28	250	322,532
County of Washoe NV RB, 5.00%, 02/01/28	195	248,506
State of Nevada GOL
Series A, 5.00%, 04/01/28	40	51,192
Series A, 5.00%, 05/01/28	75	96,187
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/28 (Call 06/01/26)	100	121,443
5.00%, 12/01/30 (Call 06/01/28)	145	184,050
		1,612,862
New Hampshire — 0.1%
State of New Hampshire GO, Series A, 5.00%, 12/01/31 (Call 12/01/28)	50	64,856

New Jersey — 1.8%
New Jersey Economic Development Authority RB, 5.00%,
06/15/28	60	75,889
New Jersey Transportation Trust Fund Authority RB
5.00%, 06/15/30 (Call 12/15/28)	75	95,095
Series A, 5.00%, 06/15/28 (Call 06/15/26)	100	119,751
New Jersey Turnpike Authority RB
Series B, 5.00%, 01/01/32 (Call 01/01/28)	210	264,891
Series E, 5.00%, 01/01/29 (Call 01/01/28)	100	126,411
State of New Jersey GO
5.00%, 06/01/28 (Call 06/01/27)	135	168,148
Series A, 5.00%, 06/01/28	300	386,006
		1,236,191
	Par
Security	(000)	Value

New Mexico — 0.3%
New Mexico Finance Authority RB
5.00%, 06/15/28	$100	$129,023
Series D, 5.00%, 06/01/29 (Call 06/01/28)	70	89,889
		218,912
New York — 11.1%
City of New York NY GO
Series A, 5.00%, 08/01/28 (Call 08/01/27)	25	31,529
Series A, 5.00%, 08/01/29 (Call 02/01/28)	110	140,015
Series A-2, 5.00%, 08/01/29 (Call 02/01/28)	100	127,287
Series B-1, 5.00%, 10/01/28	80	103,974
Series C, 5.00%, 08/01/28 (Call 02/01/27)	100	123,972
Series C, 5.00%, 08/01/29 (Call 02/01/28)	195	248,209
Series D, 5.00%, 08/01/28 (Call 02/01/26)	210	251,915
Series E, 5.00%, 08/01/28	85	110,021
Long Island Power Authority RB
5.00%, 09/01/29 (Call 09/01/28)	165	213,983
Series A, 0.00%, 12/01/28 (AGM)(a)	170	152,805
Metropolitan Transportation Authority RB
Series B, 5.00%, 11/15/28	335	430,033
Series C-1, 5.00%, 11/15/28 (Call 05/15/28)	195	248,146
Series C-1, 5.00%, 11/15/29 (Call 05/15/28)	290	364,372
New York City Transitional Finance Authority Building Aid
Revenue RB
Series S-2A, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	100	128,192
Series S-2A, 5.00%, 07/15/32 (Call 07/15/28)	100	127,872
Series S-4A, 5.00%, 07/15/28 (SAW)	35	45,210
Series S-4A, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	120	153,831
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 11/01/28	150	195,715
Series A1, 5.00%, 08/01/32 (Call 08/01/28)	50	64,016
Series C-1, 5.00%, 11/01/28	25	32,619
New York City Water & Sewer System RB
5.00%, 06/15/28	65	84,320
5.00%, 06/15/28 (Call 06/15/27)	100	125,863
Series CC-1, 5.00%, 06/15/28	75	97,293
New York State Dormitory Authority RB
Series A, 5.00%, 02/15/28 (Call 02/15/27)	175	218,145
Series A, 5.00%, 03/15/28	50	64,309
Series A, 5.00%, 03/15/28 (Call 09/15/26)	30	36,862
Series A, 5.00%, 03/15/29 (Call 03/15/28)	125	160,129
Series A, 5.00%, 07/01/29 (Call 07/01/28)	170	219,018
Series A, 5.00%, 03/15/31 (Call 03/15/28)	40	50,839
Series A, 5.00%, 03/15/32 (Call 03/15/28)	140	177,650
Series A, 5.00%, 03/15/32 (Call 09/15/28)	95	122,120
Series B, 5.00%, 02/15/28 (Call 08/15/27)	300	380,550
Series C, 5.00%, 03/15/29 (Call 03/15/28)	175	224,180
Series C, 5.00%, 03/15/31 (Call 03/15/28)	40	50,839
Series C, 5.00%, 03/15/32 (Call 03/15/28)	60	76,136
Series E, 5.00%, 03/15/30 (Call 09/15/28)	155	200,799
New York State Environmental Facilities Corp. RB
5.00%, 06/15/28 (Call 06/15/27)	40	50,503
Series B, 5.00%, 06/15/32 (Call 06/15/28)	75	96,546
New York State Thruway Authority RB
Series L, 5.00%, 01/01/30 (Call 01/01/28)	230	290,587
Series L, 5.00%, 01/01/31 (Call 01/01/28)	100	125,725
New York State Urban Development Corp. RB
Series A, 5.00%, 03/15/28 (Call 03/15/26)	235	282,768
Series C-2, 5.00%, 03/15/28 (Call 09/15/27)	100	126,667

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

New York (continued)
Port Authority of New York & New Jersey RB
Series 205TH, 5.00%, 11/15/28 (Call 11/15/27)	$120	$152,545
Series 209TH, 5.00%, 07/15/30 (Call 07/15/28)	100	128,443
Series 211TH, 5.00%, 09/01/32 (Call 09/01/28)	115	147,394
Triborough Bridge & Tunnel Authority RB
Series B, 0.00%, 11/15/28(a)	155	142,108
Series B, 5.00%, 11/15/28	240	313,434
Series C-1, 5.00%, 11/15/28	45	58,769
Utility Debt Securitization Authority RB, Series A, 5.00%, 06/15/28 (Call 06/15/26)	150	183,113
		7,681,370
North Carolina — 2.0%
City of Charlotte NC GO, Series A, 5.00%, 06/01/28	115	149,214
County of Guilford NC GO, Series B, 5.00%, 05/01/28
(Call 05/01/27)	100	125,426
County of Wake NC GO
Series A, 5.00%, 04/01/28	15	19,355
Series A, 5.00%, 03/01/31 (Call 03/01/28)	100	127,181
County of Wake NC RB, Series A, 5.00%, 12/01/28
(Call 12/01/26)	65	79,666
North Carolina State University at Raleigh RB, 5.00%, 10/01/28	65	84,743
State of North Carolina GO
Series A, 5.00%, 06/01/28	120	155,516
Series A, 5.00%, 06/01/29 (Call 06/01/28)	150	192,965
State of North Carolina RB
5.00%, 03/01/28	175	224,142
Series B, 5.00%, 05/01/28 (Call 05/01/27)	150	187,463
		1,345,671
Ohio — 3.2%
City of Columbus OH GO, Series A, 5.00%, 04/01/31
(Call 10/01/28)	400	516,334
County of Franklin OH Sales Tax Revenue RB, 4.00%, 06/01/31 (Call 06/01/28)	110	132,118
Ohio Turnpike & Infrastructure Commission RB, Series A, 5.00%, 02/15/28 (Call 02/15/27)	135	167,449
Ohio Water Development Authority RB
5.00%, 06/01/28 (Call 03/01/28)	170	218,633
5.00%, 12/01/28 (Call 12/01/26)	60	74,558
Series A, 5.00%, 06/01/28	120	155,144
State of Ohio GO
Series B, 5.00%, 09/01/28	130	168,926
Series B, 5.00%, 09/15/28	40	52,026
Series S, 5.00%, 05/01/28 (Call 05/01/26)	260	314,788
Series V, 5.00%, 05/01/32 (Call 05/01/28)	50	63,605
State of Ohio RB
Series A, 5.00%, 04/01/28	115	147,178
Series C, 5.00%, 12/01/28 (Call 12/01/26)	135	165,675
		2,176,434
Oklahoma — 0.1%
Oklahoma Capitol Improvement Authority RB, 5.00%, 07/01/28	25	32,214
Oklahoma Department of Transportation RB, Series A, 5.00%, 09/01/28	50	63,938
		96,152
Oregon — 1.3%
City of Portland OR GOL, Series B, 5.00%, 06/15/29
(Call 06/15/28)	145	187,499
City of Portland OR Sewer System Revenue RB, Series A, 5.00%, 05/01/28 (Call 05/01/26)	100	121,072
Oregon Health & Science University RB, 5.00%, 07/01/28	135	173,747
	Par
Security	(000)	Value

Oregon (continued)
Salem-Keizer School District No. 24J GO, Series B, 0.00%, 06/15/28 (GTD)(a)	$90	$84,166
State of Oregon GO
Series A, 5.00%, 05/01/28	40	51,665
Series D, 5.00%, 06/01/28	155	200,634
Series Q, 5.00%, 05/01/28 (Call 05/01/26)	60	72,643
		891,426
Pennsylvania — 2.2%
City of Philadelphia PA Water & Wastewater Revenue RB, Series B, 5.00%, 11/01/28 (Call 11/01/27)	100	127,411
Commonwealth of Pennsylvania GO
First Series, 5.00%, 01/01/28 (Call 01/01/27)	250	309,307
Second Series, 5.00%, 09/15/28 (Call 09/15/26)	250	306,328
Series 1, 5.00%, 02/01/28 (Call 02/01/26)	140	167,944
County of Chester PA GO, Series A, 4.00%, 07/15/28
(Call 07/15/26)	75	87,907
Pennsylvania Turnpike Commission RB
Second Series, 5.00%, 12/01/28 (Call 12/01/27)	45	56,827
Series A, 5.25%, 07/15/28 (AGM)	320	419,919
Pittsburgh Water & Sewer Authority RB, Series A, 5.00%, 09/01/28 (Call 09/01/27) (AGM)	30	37,576
		1,513,219
Rhode Island — 0.2%
State of Rhode Island GO, Series B, 5.00%, 08/01/28 (Call 08/01/27)	125	157,479

South Carolina — 0.9%
County of Beaufort SC GO, Series A, 5.00%, 02/01/28
(Call 02/01/27) (SAW)	120	148,682
County of Charleston SC GO, Series B, 5.00%, 11/01/28	100	130,889
South Carolina Transportation Infrastructure Bank RB, Series A, 5.00%, 10/01/29 (Call 10/01/28)	130	167,788
State of South Carolina GO, Series A, 5.00%, 04/01/28
(Call 10/01/27)(SAW)	110	139,810
		587,169
Tennessee — 2.1%
City of Clarksville TN Water Sewer & Gas Revenue RB, 5.00%, 02/01/28 (Call 02/01/26)	100	120,347
City of Memphis TN Sanitary Sewerage System Revenue RB, Series B, 5.00%, 10/01/28	190	247,401
County of Hamilton TN GO, Series A, 5.00%, 04/01/28	50	64,480
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB, Series A, 5.00%, 05/15/28 (Call 05/15/27)	60	74,950
Metropolitan Government of Nashville & Davidson County TN GO
4.00%, 01/01/28 (Call 07/01/26)	85	99,122
5.00%, 01/01/28 (Call 07/01/26)	170	207,021
5.00%, 07/01/32 (Call 07/01/28)	40	51,155
State of Tennessee GO
Series A, 5.00%, 02/01/29 (Call 02/01/28)	105	134,159
Series A, 5.00%, 02/01/32 (Call 02/01/28)	75	94,726
Tennessee State School Bond Authority RB
Series A, 5.00%, 11/01/28 (Call 11/01/27)	50	63,319
Series B, 5.00%, 11/01/28 (Call 11/01/27)	220	278,604
		1,435,284
Texas — 12.3%
Aldine Independent School District GO, 5.00%, 02/15/28
(Call 02/15/27) (PSF)	90	111,577

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Texas (continued)
Alvin Independent School District/TX GO, Series A, 5.00%, 02/15/28 (Call 02/15/26) (PSF)	$95	$114,338
Austin Independent School District GO
5.00%, 08/01/28 (Call 08/01/26) (PSF)	100	122,686
5.00%, 08/01/31 (Call 08/01/28) (PSF)	200	258,584
Board of Regents of the University of Texas System RB, Series H, 5.00%, 08/15/28 (Call 08/15/26)	75	91,499
City of Austin TX GOL, 5.00%, 09/01/28	235	305,367
City of Austin TX Water & Wastewater System Revenue RB, 5.00%, 11/15/28 (Call 11/15/26)	175	216,228
City of Dallas TX Waterworks & Sewer System Revenue RB 5.00%, 10/01/28 (Call 10/01/27)	150	190,779
Series C, 5.00%, 10/01/29 (Call 10/01/28)	50	64,574
City of Houston TX Combined Utility System Revenue RB Series A, 0.00%, 12/01/28 (AGM)(a)	120	111,456
Series B, 5.00%, 11/15/28 (Call 11/15/27)	105	132,737
Series D, 5.00%, 11/15/30 (Call 11/15/28)	145	186,834
City of Houston TX GOL, Series A, 5.00%, 03/01/28	150	191,899
City of Lewisville TX GOL, 5.00%, 02/15/30 (Call 02/15/28)	75	95,763
City of San Antonio TX Electric & Gas Systems Revenue RB
4.00%, 02/01/28 (Call 08/01/26)	50	58,388
5.00%, 02/01/28	60	76,727
5.00%, 02/01/28 (Call 08/01/26)	100	121,867
City of San Antonio TX GOL
5.00%, 08/01/28	75	96,959
5.00%, 08/01/28 (Call 08/01/27)	85	107,658
Fort Bend Independent School District GO
Series B, 4.00%, 02/15/32 (Call 02/15/28) (PSF)	60	71,847
Series C, 5.00%, 08/15/28 (PSF)	50	64,780
Frisco Independent School District GO, 5.00%, 08/15/28 (PSF)	300	388,917
Georgetown Independent School District GO, Series A, 5.00%, 08/15/29 (Call 08/15/28) (PSF)	105	135,935
Grand Parkway Transportation Corp. RB, Series A, 5.00%, 10/01/30 (Call 04/01/28)	130	165,144
Grand Prairie Independent School District GO, Series A, 5.00%, 02/15/28 (Call 08/15/26) (PSF)	80	97,688
Harris County Toll Road Authority (The) RB, Series A, 5.00%, 08/15/32 (Call 02/15/28)	105	131,926
Houston Independent School District GOL, 5.00%, 07/15/29 (Call 07/15/28)	100	128,722
Katy Independent School District GO, 5.00%, 02/15/31
(Call 02/15/28) (PSF)	100	126,728
Killeen Independent School District GO, 5.00%, 02/15/30
(Call 02/15/28) (PSF)	115	146,415
Klein Independent School District GO, 5.00%, 08/01/28
(Call 08/01/26) (PSF)	95	116,763
Laredo Independent School District GO, 5.00%, 08/01/28
(Call 08/01/27)(PSF)	110	138,286
Leander Independent School District GO, Series A, 5.00%, 08/15/31 (Call 02/15/28) (PSF)	190	240,381
Lewisville Independent School District GO, 5.00%, 08/15/32 (Call 08/15/28) (PSF)	250	320,620
Lone Star College System GOL, 5.00%, 02/15/28 (Call 02/15/26)	15	17,956
North East Independent School District/TX GO, 5.00%, 08/01/30 (Call 08/01/28) (PSF)	50	64,410
North Texas Municipal Water District RB, 5.00%, 06/01/28
(Call 06/01/26)	95	115,371
North Texas Tollway Authority RB
First Series, 0.00%, 01/01/28(a)	220	206,438
Series B, 5.00%, 01/01/28	170	215,690
	Par
Security	(000)	Value

Texas (continued)
Northside Independent School District GO, 5.00%, 08/15/28 (Call 08/15/27) (PSF)	$150	$189,278
Pflugerville Independent School District GO, Series A, 5.00%, 02/15/30 (Call 02/15/28) (PSF)	55	70,025
Richardson Independent School District GO, 5.00%, 02/15/30 (Call 02/15/28) (PSF)	200	254,636
Round Rock Independent School District GO
5.00%, 08/01/31 (Call 08/01/28) (PSF)	105	135,425
Series A, 5.00%, 08/01/28 (PSF)	145	187,682
San Antonio Independent School District/TX GO
5.00%, 08/15/29 (Call 08/15/28) (PSF)	100	129,462
5.00%, 08/15/32 (Call 08/15/28) (PSF)	200	257,126
San Antonio Water System RB, 5.00%, 05/15/28	195	251,220
Spring Independent School District GO, 5.00%, 08/15/32 (Call 08/15/28) (PSF)	45	57,676
State of Texas GO, Series A, 5.00%, 08/01/29 (Call 08/01/28)	150	193,414
Temple Independent School District/TX GO, 4.00%, 02/01/28 (Call 02/01/27) (PSF)	110	129,828
Texas A&M University RB, Series E, 5.00%, 05/15/28
(Call 05/15/27)	100	125,047
Texas Water Development Board RB
Series A, 5.00%, 10/15/28 (Call 04/15/28)	100	128,350
Series A, 5.00%, 10/15/31 (Call 04/15/28)	100	127,498
Series B, 5.00%, 04/15/28	100	128,632
Series B, 5.00%, 10/15/29 (Call 10/15/28)	35	45,528
Series B, 5.00%, 04/15/31 (Call 10/15/28)	85	110,178
Series B, 5.00%, 10/15/31 (Call 10/15/28)	200	258,986
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/32 (Call 08/01/28)	100	126,790
		8,456,718
Utah — 1.4%
Alpine School District/UT GO, Series B, 5.00%, 03/15/28
(Call 03/15/27) (GTD)	75	93,721
City of Provo UT GO, 5.00%, 02/01/30 (Call 08/01/28)	100	128,527
Salt Lake City Corp. RB, 5.00%, 02/01/28 (Call 02/01/27)	125	155,566
State of Utah GO, 5.00%, 07/01/28	155	200,818
University of Utah (The), 5.00%, 08/01/28 (Call 08/01/27)	150	188,874
University of Utah (The) RB, Series B-1, 5.00%, 08/01/28
(Call 08/01/27) (SAP)	125	157,395
Utah Water Finance Agency RB, Series A, 5.00%, 03/01/28
(Call 03/01/27)	35	43,512
		968,413
Virginia — 3.8%
Commonwealth of Virginia GO, Series A, 5.00%, 06/01/30 (Call 06/01/28)	220	283,919
County of Arlington VA GO, 5.00%, 08/15/29 (Call 08/15/28)	125	163,025
County of Chesterfield VA GO, Series A, 5.00%, 01/01/29 (Call 01/01/28) (SAW)	55	70,238
County of Fairfax VA GO
Series A, 5.00%, 10/01/28 (Call 04/01/27) (SAW)	50	62,633
Series A, 5.00%, 10/01/28 (Call 04/01/28) (SAW)	120	154,500
Series A, 5.00%, 10/01/30 (Call 04/01/28) (SAW)	100	128,379
Hampton Roads Transportation Accountability Commission RB, Series A, 5.00%, 07/01/28	155	201,427
Virginia College Building Authority RB
5.00%, 02/01/28 (Call 02/01/27)	110	136,763
Series A, 5.00%, 09/01/28 (Call 09/01/26) (ST INTERCEPT)	75	91,580
Series A, 5.00%, 09/01/28 (PR 09/01/26) (ST INTERCEPT)	5	6,110
Series B, 5.00%, 02/01/28	55	70,494

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Virginia (continued)
Series E, 5.00%, 02/01/29 (Call 02/01/28)	$160	$203,615
Series E, 5.00%, 02/01/30 (Call 02/01/28)	130	164,974
Virginia Commonwealth Transportation Board RB, 5.00%, 03/15/32 (Call 09/15/28)	85	109,198
Virginia Public Building Authority RB, Series A, 5.00%, 08/01/28	200	260,141
Virginia Public School Authority RB
5.00%, 03/01/28 (SAW)	20	25,750
Series B, 5.00%, 08/01/28 (Call 08/01/27) (SAW)	165	208,094
Virginia Resources Authority RB
Series A, 5.00%, 11/01/28	80	104,843
Series A, 5.00%, 11/01/30 (Call 11/01/28)	115	150,380
		2,596,063
Washington — 4.7%
Auburn School District No. 408 of King & Pierce Counties GO, 5.00%, 12/01/28 (Call 12/01/27) (GTD)	40	51,225
Central Puget Sound Regional Transit Authority RB, Series S-1, 5.00%, 11/01/28 (Call 11/01/26)	100	123,239
City of Everett WA Water & Sewer Revenue RB, 5.00%, 12/01/28 (Call 12/01/26)	50	61,805
City of Seattle WA Drainage & Wastewater Revenue RB, 4.00%, 07/01/28 (Call 07/01/27)	150	179,350
City of Seattle WA Municipal Light & Power Revenue RB Series A, 5.00%, 04/01/28	125	160,821
Series B, 5.00%, 04/01/28 (Call 04/01/26)	70	84,491
Series C, 4.00%, 10/01/28 (Call 10/01/26)	30	35,256
City of Tacoma WA Electric System Revenue RB, 5.00%, 01/01/28 (Call 01/01/27)	30	37,081
Clark County School District No. 37 Vancouver GO, 5.00%, 12/01/28 (GTD)	130	169,639
County of King WA Sewer Revenue RB
Series B, 5.00%, 07/01/28	100	129,325
Series B, 5.00%, 07/01/29 (Call 07/01/28)	110	141,119
County of Spokane WA GOL, Series B, 5.00%, 12/01/28	130	169,747
Energy Northwest RB
5.00%, 07/01/28	330	426,257
Series A, 5.00%, 07/01/28 (Call 07/01/27)	50	62,846
Series C, 5.00%, 07/01/30 (Call 07/01/28)	125	161,275
King & Snohomish Counties School District No. 417 Northshore GO, 5.00%, 12/01/29 (Call 06/01/28) (GTD)	125	159,999
King County School District No. 405 Bellevue GO, 5.00%, 12/01/28 (Call 12/01/26) (GTD)	10	12,361
King County School District No. 414 Lake Washington GO, 4.00%, 12/01/28 (Call 06/01/26) (GTD)	50	58,024
State of Washington COP, Series B, 5.00%, 07/01/30 (Call 07/01/28)	180	230,141

	Par/
	Shares
Security	(000)	Value

Washington (continued)
State of Washington GO
Series 2017-A, 5.00%, 08/01/28 (Call 08/01/26)	$120	$147,156
Series B, 5.00%, 08/01/28 (Call 08/01/26)	90	110,367
Series C, 0.00%, 06/01/28 (NPFGC)(a)	75	69,950
Series C, 5.00%, 02/01/30 (Call 02/01/28)	125	159,083
Series D, 5.00%, 02/01/31 (Call 02/01/28)	80	101,622
Series R, 5.00%, 08/01/28 (Call 08/01/26)	130	159,419
Washington State University RB, 5.00%, 10/01/28 (Call 04/01/26)	50	59,863
		3,261,461
West Virginia — 1.1%
State of West Virginia GO
Series A, 5.00%, 06/01/28	60	77,665
Series B, 5.00%, 06/01/31 (Call 06/01/28)	235	300,969
Series B, 5.00%, 12/01/32 (Call 06/01/28)	75	95,739
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/28 (Call 09/01/27)	160	201,384
West Virginia State School Building Authority Lottery Revenue RB, Series A, 5.00%, 07/01/30 (Call 07/01/28)	75	96,240
		771,997
Wisconsin — 0.5%
State of Wisconsin GO
5.00%, 11/01/28 (Call 05/01/27)	50	62,464
Series 2, 5.00%, 11/01/28 (Call 05/01/26)	125	151,733
Series 3, 5.00%, 11/01/28 (Call 05/01/27)	125	156,161
		370,358
Total Municipal Debt Obligations — 98.8%
(Cost: $65,813,766)		68,069,584

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Liquidity Funds: MuniCash, 0.01%(b)(c)	152	151,853

Total Short-Term Investments — 0.2%
(Cost: $151,843)		151,853

Total Investments in Securities — 99.0%
(Cost: $65,965,609)		68,221,437

Other Assets, Less Liabilities — 1.0%		715,745

Net Assets—100.0%		$68,937,182

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$282,394	$—	$(130,574	)(a)	$5	$28	$151,853	152	$18	$—

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Muni Bond ETF
July 31, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$68,069,584	$—	$68,069,584
Money Market Funds	151,853	—	—	151,853
	$151,853	$68,069,584	$—	$68,221,437

Portfolio Abbreviations - Fixed Income

AGM	Assured Guaranty Municipal Corp.	PSF	Permanent School Fund
COP	Certificates of Participation	RB	Revenue Bond
GO	General Obligation	SAP	Subject to Appropriations
GOL	General Obligation Limited	SAW	State Aid Withholding
GTD	Guaranteed	ST	Special Tax
MO	Moral Obligation
NPFGC	National Public Finance Guarantee Corp.
PR	Prerefunded